Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	As of December 31,
	2023	2022
Salary and welfare payable	$125,426	$192,832
VAT and other taxes payables	56,110	396,451
Interest payable	44,597	34,565
Deferred revenue	178,135	57,906
Other accrued expenses	90,764	273,922
Total	$495,032	$955,676